Employee benefit obligations - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 3.6
Employee benefit expenses	SFr 4.1	SFr 1.3
Weighted average duration of defined benefit obligation	14 years 8 months 12 days	12 years 10 months 24 days